Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 0.0%(1)

Security	Principal Amount (000's omitted)	Value
American Express Credit Account Master Trust, Series 2021-1, Class A, 0.90%, 11/15/26	$50	$ 47,379
Total Asset-Backed Securities (identified cost $49,995)		$ 47,379

Commercial Mortgage-Backed Securities — 1.8%

Security	Principal Amount (000's omitted)	Value
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	$208	$ 207,182
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645	637,228
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275	1,220,647
Total Commercial Mortgage-Backed Securities (identified cost $2,171,070)		$ 2,065,057

Corporate Bonds — 25.5%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.4%
ArcelorMittal S.A., 6.55%, 11/29/27	$150	$ 152,246
Barrick North America Finance, LLC, 5.75%, 5/1/43	100	96,446
Dow Chemical Co. (The), 4.375%, 11/15/42	100	78,020
LYB International Finance BV, 5.25%, 7/15/43	100	84,999
		$ 411,711
Communications — 3.4%
AT&T, Inc.:
4.90%, 6/15/42	$200	$ 162,763
5.45%, 3/1/47	1,000	882,766
Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500	488,740
Comcast Corp.:
2.937%, 11/1/56	98	55,743
4.00%, 3/1/48	50	37,528
4.15%, 10/15/28	100	94,764
Discovery Communications, LLC, 4.125%, 5/15/29	200	178,811
Motorola Solutions, Inc., 2.30%, 11/15/30	250	194,305
NBCUniversal Media, LLC, 4.45%, 1/15/43	123	101,260
T-Mobile USA, Inc., 3.50%, 4/15/25	250	241,289
Verizon Communications, Inc.:
1.68%, 10/30/30	340	258,680
2.875%, 11/20/50	150	86,788
Walt Disney Co. (The), 5.40%, 10/1/43	100	93,391
Security	Principal Amount (000’s omitted)	Value
Communications (continued)
WPP Finance 2010, 3.75%, 9/19/24	$1,000	$ 974,714
		$ 3,851,542
Consumer, Cyclical — 1.5%
Choice Hotels International, Inc., 3.70%, 1/15/31	$250	$ 208,405
General Motors Co., 5.00%, 4/1/35	1,000	863,900
Lowe's Cos., Inc., 5.625%, 4/15/53	150	136,466
Starbucks Corp., 3.75%, 12/1/47	250	177,294
VF Corp., 2.95%, 4/23/30(2)	225	177,240
WarnerMedia Holdings, Inc.:
4.279%, 3/15/32	75	63,706
5.141%, 3/15/52	200	148,727
		$1,775,738
Consumer, Non-cyclical — 4.4%
AbbVie, Inc., 3.20%, 11/21/29	$300	$264,889
Alcon Finance Corp., 3.00%, 9/23/29(3)	350	301,469
Anheuser-Busch InBev Finance, Inc., 4.625%, 2/1/44	1,000	857,543
Block Financial, LLC, 3.875%, 8/15/30	150	129,036
Bunge, Ltd. Finance Corp., 1.63%, 8/17/25	250	231,231
CVS Health Corp., 4.30%, 3/25/28	110	104,138
CVS Pass-Through Trust, 6.036%, 12/10/28	47	46,688
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	400	335,025
Gilead Sciences, Inc., 3.70%, 4/1/24	100	98,927
Global Payments, Inc., 2.15%, 1/15/27	200	176,447
HCA, Inc., 5.90%, 6/1/53	200	180,332
Kroger Co. (The), 3.875%, 10/15/46	250	175,781
Laboratory Corp. of America Holdings:
2.95%, 12/1/29	100	86,039
4.00%, 11/1/23	100	99,831
Molson Coors Brewing Co., 5.00%, 5/1/42	100	86,359
Pfizer, Inc., 4.40%, 5/15/44	500	426,119
Quanta Services, Inc., 2.90%, 10/1/30	200	163,270
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51	100	69,714
Sysco Corp., 5.95%, 4/1/30	250	252,187
Takeda Pharmaceutical Co., Ltd., 3.175%, 7/9/50	400	253,404
Triton Container International, Ltd., 2.05%, 4/15/26(3)	300	267,433
Tyson Foods, Inc., 3.95%, 8/15/24	100	98,335
Viatris, Inc., 2.30%, 6/22/27	250	215,246
Zoetis, Inc., 4.70%, 2/1/43	100	86,284
		$5,005,727
Energy — 3.1%
BP Capital Markets America, Inc., 3.633%, 4/6/30	$200	$180,205
Colonial Pipeline Co., 6.58%, 8/28/32(3)	100	102,628
HF Sinclair Corp., 5.875%, 4/1/26	1,000	997,310
Shell International Finance BV:
4.125%, 5/11/35	1,350	1,190,259
4.55%, 8/12/43	100	84,988
TransCanada PipeLines, Ltd., 4.875%, 1/15/26	1,000	979,939

Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Energy (continued)
TransContinental Gas Pipe Line Co., LLC, 4.45%, 8/1/42	$100	$ 79,102
		$ 3,614,431
Financial — 5.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	$200	$ 171,582
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(4)	500	402,041
4.125%, 1/22/24	300	298,514
4.244% to 4/24/37, 4/24/38(4)	250	205,788
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	1,000	847,732
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29(4)	500	460,416
5.50%, 9/13/25	80	79,065
Goldman Sachs Group, Inc. (The):
4.00%, 3/3/24	500	495,810
6.75%, 10/1/37	100	101,353
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(4)	400	320,111
JPMorgan Chase & Co.:
3.109% to 4/22/50, 4/22/51(4)	300	186,406
5.717% to 9/14/32, 9/14/33(2)(4)	500	480,946
Kimco Realty OP, LLC, 4.45%, 9/1/47	200	148,449
MetLife, Inc., 4.875%, 11/13/43	100	86,636
Morgan Stanley, 5.00%, 11/24/25(5)	150	147,066
Piedmont Operating Partnership L.P., 3.15%, 8/15/30	150	105,757
PNC Bank N.A., 2.70%, 10/22/29	250	203,577
Prudential Financial, Inc., 5.10%, 8/15/43	1,000	852,681
Simon Property Group, L.P., 2.65%, 7/15/30	150	123,540
US Bancorp, 3.10%, 4/27/26	250	232,426
Wells Fargo & Co.:
3.196% to 6/17/26, 6/17/27(4)	250	232,245
5.389%, to 4/24/33, 4/24/34(4)	250	233,822
Westpac Banking Corp., 3.35%, 3/8/27	200	186,803
		$6,602,766
Industrial — 3.3%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55(4)	$540	$528,364
Boeing Co. (The):
2.196%, 2/4/26	300	275,524
3.20%, 3/1/29	150	131,830
4.875%, 5/1/25	100	98,298
5.15%, 5/1/30	100	95,581
Canadian Pacific Railway Co., 4.70%, 5/1/48	200	165,833
Carrier Global Corp., 3.577%, 4/5/50	375	253,434
Cummins, Inc., 4.875%, 10/1/43	100	88,067
Deere & Co., 6.55%, 10/1/28	250	264,389
Flex, Ltd.:
4.75%, 6/15/25	250	244,012
4.875%, 5/12/30	250	233,507
GATX Corp., 3.25%, 9/15/26	400	371,173
Security	Principal Amount (000’s omitted)	Value
Industrial (continued)
Lennox International, Inc., 1.70%, 8/1/27	$300	$ 259,232
Parker-Hannifin Corp., 3.25%, 3/1/27	200	186,228
Roper Technologies, Inc., 2.95%, 9/15/29	250	216,891
RTX Corp., 4.50%, 6/1/42	100	81,922
United Parcel Service, Inc., 6.20%, 1/15/38	250	267,290
		$ 3,761,575
Technology — 2.2%
Apple, Inc., 3.85%, 5/4/43	$500	$ 404,945
Broadcom, Inc.:
3.137%, 11/15/35(3)	500	364,713
3.419%, 4/15/33(3)	200	160,052
Dell International, LLC / EMC Corp., 5.30%, 10/1/29(2)	250	242,789
Intel Corp., 4.875%, 2/10/28	200	196,276
International Business Machines Corp., 3.625%, 2/12/24	100	99,193
Kyndryl Holdings, Inc., 2.70%, 10/15/28	350	287,947
Oracle Corp.:
2.65%, 7/15/26	150	138,354
3.60%, 4/1/50(2)	400	258,973
TSMC Arizona Corp., 4.25%, 4/22/32	300	278,395
VMware, Inc., 2.20%, 8/15/31	200	151,007
		$2,582,644
Utilities — 1.4%
DTE Electric Co., 2.25%, 3/1/30	$300	$248,128
Duke Energy Corp., 3.15%, 8/15/27	500	455,972
PacifiCorp, 4.10%, 2/1/42	100	73,110
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000	789,698
		$1,566,908
Total Corporate Bonds (identified cost $33,860,619)		$29,173,042

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Mexico Government International Bond, 5.55%, 1/21/45(2)	$500	$ 431,959
Total Sovereign Government Bonds (identified cost $497,773)		$ 431,959

Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.8%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
New York City, NY, 3.60%, 8/1/28	$1,000	$ 929,330
Total Taxable Municipal Obligations (identified cost $994,893)		$ 929,330

U.S. Government Agencies and Instrumentalities — 4.2%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
0.50%, 4/14/25(2)	$1,000	$ 930,326
6.25%, 7/15/32	850	941,084
6.75%, 3/15/31	1,300	1,457,821
Federal National Mortgage Association:
0.75%, 10/8/27(2)	350	299,410
0.875%, 8/5/30(2)	1,500	1,158,926
Total U.S. Government Agencies and Instrumentalities (identified cost $5,376,559)		$ 4,787,567

U.S. Government Agency Mortgage-Backed Securities — 26.6%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with various maturities to 2052	$6,450	$ 5,005,258
2.50%, with various maturities to 2051	2,364	1,981,863
3.00%, with various maturities to 2052	1,300	1,093,469
3.50%, with various maturities to 2048	395	355,982
4.00%, with various maturities to 2052	743	672,951
4.50%, with various maturities to 2044	521	496,390
5.00%, with various maturities to 2040	394	389,039
6.00%, with various maturities to 2040	30	30,307
6.50%, 10/1/37	12	12,806
Federal National Mortgage Association:
1.50%, 9/1/35	516	433,657
2.00%, with various maturities to 2051	4,756	3,781,163
2.50%, with various maturities to 2052	4,596	3,774,838
3.00%, with various maturities to 2052	4,933	4,194,276
3.50%, with various maturities to 2052	3,194	2,803,549
4.00%, with various maturities to 2047	1,146	1,044,950
4.50%, with various maturities to 2044	847	808,818
5.00%, with various maturities to 2034	40	40,214
5.50%, with various maturities to 2038	183	182,872
5.706%, (12 mo. USD LIBOR + 1.46%), 9/1/38(6)	43	42,893
6.00%, with various maturities to 2038	150	153,893
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.50%, with various maturities to 2036	$24	$ 24,623
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,305	1,892,981
3.00%, 3/20/51	329	280,498
4.00%, with various maturities to 2042	508	470,622
4.50%, 7/20/33	46	44,724
5.00%, with various maturities to 2039	203	198,391
5.50%, 7/20/34	24	24,244
6.00%, with various maturities to 2038	141	142,672
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $36,440,787)		$30,377,943

U.S. Treasury Obligations — 39.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond:
1.125%, 8/15/40	$500	$ 284,434
1.375%, 8/15/50	1,000	488,281
1.625%, 11/15/50	800	419,234
1.875%, 2/15/51	1,600	897,156
2.00%, 8/15/51	800	461,813
2.25%, 8/15/49	650	404,815
2.375%, 5/15/51	875	555,147
2.50%, 2/15/45	1,000	679,356
3.00%, 5/15/47	1,000	733,965
3.125%, 11/15/41	1,000	786,523
3.125%, 8/15/44	1,600	1,223,000
3.125%, 5/15/48	750	561,870
3.75%, 11/15/43	1,400	1,188,688
3.875%, 8/15/40	500	444,111
4.375%, 5/15/41	700	660,174
U.S. Treasury Note:
0.375%, 4/30/25	800	741,750
0.375%, 11/30/25	2,000	1,812,422
0.375%, 1/31/26	1,500	1,350,527
0.375%, 7/31/27	300	254,895
0.50%, 8/31/27	750	638,496
0.625%, 5/15/30	300	232,230
0.625%, 8/15/30	1,000	767,695
0.875%, 11/15/30	250	194,551
1.125%, 2/29/28	500	430,273
1.125%, 2/15/31	1,100	867,883
1.25%, 4/30/28	1,725	1,485,387
1.25%, 9/30/28	150	127,503
1.25%, 8/15/31	1,300	1,016,387
1.50%, 2/15/30	1,400	1,160,797

Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Note: (continued)
1.625%, 9/30/26	$800	$ 730,406
1.875%, 7/31/26	1,500	1,384,072
2.00%, 2/15/25	1,500	1,435,020
2.125%, 9/30/24	2,750	2,662,042
2.25%, 11/15/24	2,000	1,932,461
2.25%, 3/31/26	1,000	938,652
2.25%, 2/15/27	2,400	2,215,172
2.25%, 11/15/27	2,850	2,592,498
2.625%, 2/15/29	1,000	904,844
2.75%, 11/15/23	1,300	1,295,744
2.75%, 2/15/24	3,000	2,970,054
2.875%, 5/15/28	425	393,922
2.875%, 5/15/32	1,075	943,774
3.00%, 7/15/25	600	578,297
3.125%, 11/15/28	1,150	1,070,982
3.75%, 5/31/30	650	617,195
3.875%, 3/31/25	300	294,070
4.125%, 11/15/32	1,175	1,133,416
Total U.S. Treasury Obligations (identified cost $51,349,576)		$44,961,984

Short-Term Investments — 2.8%
Affiliated Fund — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(7)	942,637	$ 942,637
Total Affiliated Fund (identified cost $942,637)		$ 942,637
Securities Lending Collateral — 2.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(8)	2,244,445	$ 2,244,445
Total Securities Lending Collateral (identified cost $2,244,445)		$ 2,244,445
Total Short-Term Investments (identified cost $3,187,082)		$ 3,187,082
Total Investments — 101.4% (identified cost $133,928,354)		$115,961,343
Other Assets, Less Liabilities — (1.4)%		$ (1,545,177)
Net Assets — 100.0%		$114,416,166

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Amount is less than 0.05%.
(2)	All or a portion of this security was on loan at September 30, 2023. The aggregate market value of securities on loan at September 30, 2023 was $3,273,872 and the total market value of the collateral received by the Fund was $3,371,881, comprised of cash of $2,244,445 and U.S. government and/or agencies securities of $1,127,436.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2023, the aggregate value of these securities is $1,196,295 or 1.0% of the Fund's net assets.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Represents an investment in an issuer that is deemed to be an affiliate.
(6)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at September 30, 2023.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
(8)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
USD	– United States Dollar

Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at September 30, 2023.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in affiliated issuers and funds that may be deemed to be affiliated was $1,089,703, which represents 1.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Corporate Bonds
Morgan Stanley, 5.00%, 11/24/25	$ 149,714	$ —	$ —	$ —	$(2,284)	$ 147,066	$ 5,261	$150,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	1,043,631	11,681,778	(11,782,772)	—	—	942,637	46,615	942,637
Total				$ —	$(2,284)	$1,089,703	$51,876

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$47,379	$ —	$47,379
Commercial Mortgage-Backed Securities	—	2,065,057	—	2,065,057
Corporate Bonds	—	29,173,042	—	29,173,042
Sovereign Government Bonds	—	431,959	—	431,959
Taxable Municipal Obligations	—	929,330	—	929,330
U.S. Government Agencies and Instrumentalities	—	4,787,567	—	4,787,567
U.S. Government Agency Mortgage-Backed Securities	—	30,377,943	—	30,377,943
U.S. Treasury Obligations	—	44,961,984	—	44,961,984
Short-Term Investments:
Affiliated Fund	942,637	—	—	942,637
Securities Lending Collateral	2,244,445	—	—	2,244,445
Total Investments	$3,187,082	$112,774,261	$ —	$115,961,343
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.